Investment Strategy - Tema International Defense ETF	Jul. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema International Defense ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector. The Fund will invest in companies that generate 50% of revenue from the development, manufacture, operation, support and distribution of the following sub-sectors that support civilian and military defense, and where the Adviser believes the company spends a significant portion of its research budget in innovation:

1.	Defense Equipment

Companies that develop robotics, drones, advanced weapon systems and military/naval munitions, defense-specific power and fuel systems, sensor arrays, processors and networking equipment, space launch systems (including satellites), radar systems, and/or military aircraft including remotely piloted vehicles, helicopters, naval ships, armored vehicles and drones, for local and/or national defense applications, as well as companies that provide engineering, technical training and/or simulation for the above systems.

2.	Defense Technology

Companies that develop artificial intelligence (AI), internet of things (IoT), augmented/virtual reality (AR/VR), human-machine collaboration, big data, specialized 3D light detecting and ranging (LiDAR), analytics, geospatial intelligence, and/or security scanning solutions (e.g., biometrics, credential authentication, etc.) for local and/or national defense applications, as well as companies that provide applications and services for mission support via a combination of command, control, communications, intelligence and reconnaissance, battlefield awareness, computers, combat systems (C6), and companies involved in intelligence, surveillance, and reconnaissance (ISR).

3.	Cyber Defense

Companies that develop and manage security protocols preventing intrusion and attacks to systems, networks, applications, computers, and/or infrastructure for local and/or national defense applications.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund invests in companies generally with a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. In most cases, the Fund will limits its investments to companies that have at least a three-month average daily traded value of at least $500,000.

Over 80% of the Fund’s assets are expected to be invested in companies located outside of the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Tema ETF LLC (the “Adviser”), the Fund’s investment adviser, considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of February 28, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand. The Fund invests in companies domiciled in a number of countries including: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom, and the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema International Defense ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector.